Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of related party transactions
	For the six months ended June 30,
(SEK in thousand)	2026	2025
External costs invoiced to Polar Charge AB	2,252	53
Lease payments made to Polar Charge AB	3,728	3,416

Schedule of amounts outstanding between related parties
	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Trade receivables	-	213
Trade payables	2,355	122
Lease liability	106,546	107,205
Right-of-use asset	96,381	99,132

Schedule of remuneration to key management personnel

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Consultancy fees	2,532	4,722
Board member compensation	776	394
Total	3,308	5,116

At the reporting date the following amounts were outstanding:

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Trade receivables	-	23

Schedule of transactions and amounts outstanding from related party

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Recharges and rent to Navisalma Design	902	-
Service fee charges from Navisalma Design	5,565	-

At the reporting date the following amounts were outstanding:

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Trade receivables	325	-
Trade payables	4,713	-